CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 1,136	$ 1,504
Restricted cash	739	1,003
Trade receivables (net of allowance for credit losses of $75 and $73, at December 31, 2020 and June 30, 2021, respectively)	340	407
Other accounts receivable and prepaid expenses	288	399
Assets of discontinued operations (Note 1b)	180	178
Total current assets	2,683	3,491
NON- CURRENT ASSETS:
Severance pay fund	259	252
Property and equipment, net	26	35
Deferred taxes	171	171
Goodwill	1,502	1,502
Total non-current assets	1,958	1,960
Total assets	4,641	5,451
CURRENT LIABILITIES:
Trade payables	246	114
Deferred revenues	927	745
Accrued expenses and other liabilities	1,631	1,769
Liabilities of discontinued operations (Note 1b)	499	496
Total current liabilities	3,303	3,124
LONG-TERM LIABILITIES:
ACCRUED SEVERANCE PAY	311	306
COMMITMENTS AND CONTINGENT LIABILITIES (Note 3)
SHAREHOLDERS' EQUITY (Note 5):
Share capital - Ordinary shares of NIS 0.06 par value: Authorized: 8,500,000 shares at June 30,2021 and December 31, 2020; Issued: 2,368,062 and 2,213,396 shares at June 30, 2021 and December 31, 2020, respectively; Outstanding: 2,367,162 and 2,212,496 shares at June 30, 2021 and December 31, 2020, respectively	40	37
Preferred Shares of NIS 0.06 par value: Authorized: 1,500,000 shares at June 30, 2021 and December 31, 2020; Issued and Outstanding: 785,790 and 915,790 shares at June 30, 2021 and December 31, 2020, respectively	13	15
Additional paid-in capital	31,359	31,360
Treasury shares at cost (900 Ordinary shares at June 30, 2021 and December 31, 2020.	(29)	(29)
Accumulated deficit	(30,356)	(29,362)
Total shareholders' equity	1,027	2,021	$ 3,168
Total liabilities and shareholders' equity	$ 4,641	$ 5,451